Risk Report - Asset Quality - Financial Assets at amortized Cost (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets at amortized cost subject to impairment [Abstract]
YoY increase (decrease) primarily driven by Stage 2	€ 19,369
YoY increase (decrease) primarily driven by Stage 2, in percent	3.00%
YoY increase (decrease) of Stage 1 exposures	€ 5,974	€ 1,541
YoY increase (decrease) of Stage 1 exposures, in percent	1.00%	0.00%
YoY increase (decrease) of Stage 2 exposures driven by Brokerage cash margin receivables in IB and Loans at amortized cost in CB	€ 10,692
YoY increase (decrease) of Stage 2 exposures driven by Brokerage cash margin receivables in IB and Loans at amortized cost in CB, in percent	43.00%
YoY increase (decrease) of Stage 1 exposures driven by Cash and central bank balances due to reductions in deposits and short-term borrowings		€ (8,929)
YoY increase (decrease) of Stage 1 exposures driven by Cash and central bank balances due to reductions in deposits and short-term borrowings, in percent		(1.00%)
YoY increase (decrease) of Stage 2 exposures driven by Loans at amortized cost in former CIB		€ (7,654)
YoY increase (decrease) of Stage 2 exposures driven by Loans at amortized cost in former CIB, in percent		(24.00%)
YoY increase (decrease) of Stage 3 exposures driven by new defaults across business divisions, partly offset by a reduction in the POCI loan portfolio	€ 2,703
YoY increase (decrease) of Stage 3 exposures driven by new defaults across business divisions, partly offset by a reduction in the POCI loan portfolio, in percent	28.00%
YoY increase (decrease) of Stage 3 exposures driven by former CIB, mainly reflecting de-risking activities in our shipping portfolio new defaults across business divisions, partly offset by increase in former PCB driven by the former Postbank business		€ (266)
YoY increase (decrease) of Stage 3 exposures driven by former CIB, mainly reflecting de-risking activities in our shipping portfolio new defaults across business divisions, partly offset by increase in former PCB driven by the former Postbank business, in percent		(3.00%)
Allowance for credit losses against financial assets at amortized cost subject to impairment [Abstract]
YoY increase (decrease) mainly driven by Stage 3	€ 853	€ (166)
YoY increase (decrease) mainly driven by Stage 3, in percent	21.00%	(4.00%)
YoY increase decrease of Stage 1 allowances driven by an increase in Loans at Amortized Cost in Investment Bank and Private Bank		€ 40
YoY increase decrease of Stage 1 allowances driven by an increase in Loans at Amortized Cost in Investment Bank and Private Bank, in percent		8.00%
YoY increase (decrease) of Stage 1 allowances	€ (5)
YoY increase (decrease) of Stage 1 allowances, in percent	(1.00%)
YoY increase (decrease) of Stage 2 allowances		€ (8)
YoY increase (decrease) of Stage 2 allowances, in percent		(2.00%)
YoY increase (decrease) of Stage 2 allowances due to the update of the macroeconomic outlook	€ 156
YoY increase (decrease) of Stage 2 allowances due to the update of the macroeconomic outlook, in percent	32.00%
YoY increase (decrease) of Stage 3 allowances driven by new defaults across business divisions and the increase against the existing POCI loan portfolio	€ 702
YoY increase (decrease) of Stage 3 allowances driven by new defaults across business divisions and the increase against the existing POCI loan portfolio, in percent	23.00%
YoY increase (decrease) of Stage 3 allowances driven by former CIB, where charge offs partly related to de-risking activities in our shipping portfolio overcompensated additional provisions		€ (198)
YoY increase (decrease) of Stage 3 allowances driven by former CIB, where charge offs partly related to de-risking activities in our shipping portfolio overcompensated additional provisions, in percent		(6.00%)
Existing commitments to lend additional funds to debtors with Stage 3 financial assets at amortized cost	€ 446	€ 279
YoY increase (decrease) of collateral and guarantees held against financial assets as amortized cost in stage 3 driven by PB	€ 1,213
YoY increase (decrease) of collateral and guarantees held against financial assets as amortized cost in Stage 3 driven by PB, in percent	39.00%
Not recognize allowance for credit losses against Financial assets at amortized cost in Stage 3	€ 625	€ 832
Stage 3 coverage ratio (defined as Allowance for credit losses in Stage 3 (excluding POCI) divided by Financial assets at amortized cost in Stage 3 (excluding POCI), in percent	34.00%	40.00%